Income tax - Summary of analysis of other comprehensive income by item (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign exchange variation of investees located abroad
Before tax	R$ (19,645)	R$ 20,977	R$ 57,439
(Charge) / Credit	0	0	0
Foreign exchange variation of investees located abroad	(19,645)	20,977	57,439
Gains (losses) on net investment hedge
Before tax	26,154	(29,701)	(91,762)
(Charge) / Credit	(8,902)	10,942	31,199
Gains (losses) on net investment hedge	17,252	(18,758)	(60,563)
Changes in the fair value of financial assets at fair value
Before tax	356,078	(914,914)	40,979
(Charge) / Credit	(137,972)	365,897	(16,776)
Changes in the fair value of financial assets at fair value through other comprehensive income	218,106	(549,017)	24,203
Balance
Before tax	362,587	(923,638)	6,656
Tax relating to components of other comprehensive income	(146,874)	376,839	14,423
Other comprehensive income (loss) for the period, net of tax	R$ 215,713	R$ (546,798)	R$ 21,079